Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventory

	2023	2022

Total inventories	331,783	236,117

Inventories	346,207	248,768
Mobile handsets and tablets	203,596	138,951
Accessories and prepaid cards	113,363	78,330
TIM chips	29,248	31,487

Adjustment to net realizable value	(14,424)	(12,651)